Long-term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt
11.
Long-term Debt

Term Loans		Drawn Amount	December 31, 2018	Movement in 2019		Deconsolidated (Note 7)	December 31, 2019
Issue Date/ Refinancing Date	Maturity Date			Additions	Repayments
February 12, 2008	February 19, 2020	40,250,000	11,875,000	—	(11,875,000)	—	—
July 30, 2008	November 4, 2020	33,240,000	13,850,000	—	—	(13,850,000)	—
December 14, 2018	December 18, 2023	14,094,184	14,094,184	—	(2,200,000)	—	11,894,184
May 28, 2019	April 16, 2024	11,000,000	11,700,000	—	(1,340,000)	—	10,360,000
August 6, 2019	March 1, 2024	27,675,000	25,200,000	—	(3,300,000)	—	21,900,000
March 1, 2011	June 20, 2020	43,250,000	23,375,000	—	(23,375,000)	—	—
July 5, 2019	July 11, 2026	22,230,000	—	22,230,000	(793,929)	—	21,436,071
March 29, 2019	December 29, 2022	25,458,432	15,244,697	11,250,000	(8,257,649)	—	18,237,048
August 7, 2019	July 31, 2022	50,225,000	35,630,000	—	(6,605,000)	—	29,025,000
April 16, 2014	April 16, 2020	30,000,000	16,300,000	—	(16,300,000)	—	—
December 14, 2018	December 18, 2023	9,480,000	9,480,000	—	(800,000)	—	8,680,000
June 20, 2014	January 8, 2023	20,925,000	15,600,000	—	(1,420,000)	—	14,180,000
August 6, 2019	June 30, 2023	67,200,000	51,555,000	—	(3,960,000)	—	47,595,000
December 24, 2015	December 14, 2022	22,400,000	17,920,016	—	(1,493,328)	—	16,426,688
July 4, 2014	September 3, 2021	22,750,000	17,468,750	—	(1,625,000)	—	15,843,750
July 29, 2014	July 7, 2023	25,350,000	18,484,375	—	(2,112,500)	—	16,371,875
December 7, 2017	December 11, 2022	22,275,000	19,520,000	—	(2,755,000)	—	16,765,000
May 18, 2016	December 31, 2025	65,650,000	61,049,260	—	(4,103,320)	—	56,945,940
March 1, 2017	April 17, 2026	70,787,500	67,624,999	—	(5,056,252)	—	62,568,747

Total			445,971,281	33,480,000	(97,371,978)	(13,850,000)	368,229,303

Current portion of long-term debt			42,433,562				41,421,346
Current portion of long-term debt associated with vessels held for sale			30,150,000				—
Long term debt			373,387,719				326,807,957

Total debt			445,971,281				368,229,303
Current portion of deferred finance charges			706,725				685,790
Current portion of deferred finance charges associated with vessels held for sale			73,644				—
Deferred finance charges non-current			1,873,466				1,560,055

Total deferred finance charges			2,653,835				2,245,845

Total debt			445,971,281				368,229,303
Less: Total deferred finance charges			2,653,835				2,245,845

Total debt, net of deferred finance charges			443,317,446				365,983,458
Less: Current portion of long-term debt, net of current portion of deferred finance charges			41,726,837				40,735,556

Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges			30,076,356				—

			371,514,253				325,247,902

The below are changes in term loans during the years ended December 31, 2018 and 2019.
On May 18, 2016 the Company entered into a term loan with a bank to partially finance the acquisition of two LPG carriers under construction, by two of the Company’s wholly owned subsidiaries. The term loan is up to $74,480,000 and was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $32,500,000 was drawn down on May 16, 2017 and the second tranche amounting to $33,150,000 was drawn down on January 10, 2018.
On March 1, 2017 the Company, entered into a term loan with the bank to partially finance the acquisition of two LPG carriers on their delivery. The aggregate term loan is up to $76,020,000 and was drawn down in two tranches upon the delivery of each vessel. The first tranche amounting to $35,525,000 was drawn down on January 4, 2018 and on January 10, 2018 and the second tranche amounting to $35,262,500 was drawn down on April 13, 2018 and on April 17, 2018.
On December 7, 2017, the Company entered into a term loan with a bank to repay amounts outstanding under existing loan and to refinance the cost of acquisition of one product carrier. The term loan is up to $22,500,000 and was drawn down in two tranches.
The first tranche amounting to $10,500,000 was drawn down on December 11, 2017 and the second tranche amounting to $11,775,000 was drawn down on February 8, 2018.
On March 27, 2018, the Company entered into a term loan amounting to $27,675,000 with the same bank to refinance the existing term loan dated February 1, 2011. An installment amounting to $275,000 was paid on January 22, 2018 relating to the existing term loan dated February 1, 2011.

 On August 6, 2019, the Company entered into a supplemental agreement with the bank based on which the margin of the existing loan changed from 2.7% to 2.5%.
On April 27, 2018, the Company voluntary repaid $4,122,370 being part of the outstanding balance of the term loan dated September 23, 2013.
On August 17, 2018, the Company voluntary repaid the outstanding balance of the term loan dated October 9, 2008, amounting to $5,920,000.

On December 14, 2018, the Company entered into a term loan with the same bank to refinance the existing term loans dated June 12, 2014 and September 15, 2016. The aggregate committed term loan is up to $23,574,184 and was drawn down in two tranches at the signing date of the term loan.
On January 30, 2019, the Company signed a side letter with the bank to reduce the margin of an existing loan dated July 4, 2014 from 3% to 2.5%.
On February 1, 2019, the Company sold 49.9% of the equity interests of two subsidiaries which had borrowed a loan dated July 30, 2008. Since the retained investments in these companies are accounted for under the equity method (Note 7), the loan is no longer included in the consolidated balance sheets of the Company.
On March 27, 2019, the Company voluntary repaid the outstanding balance of the term loan dated April 16, 2014, amounting to $15,780,000.
On March 29, 2019, the Company entered into a term loan with a bank to refinance the existing term loans dated February 12, 2008 and September 23, 2013. Two installments amounting to $625,000 and $1,036,265 were paid on February 19, 2019 and on March 29, 2019, respectively, relating to the existing term loans. The new term loan is $25,458,432 and will be repayable, with the first installment commencing three months after the drawdown, in fifteen consecutive quarterly installments. On September 30, 2019, the Company voluntary repaid $3,419,645 being part of the outstanding balance of the term loan.
On
May

28
, 2019, the Company entered into a term loan with the same bank to refinance the existing term loan dated April 14, 2014. Two installments amounting to $700,000 were paid on January 16, 2019 and April 16, 2019 relating to the existing term loan. The new term loan is $11,000,000 and will be repayable, with the first installment commencing three months after the drawdown, in twenty consecutive quarterly installments plus a balloon payment payable together with the last installment.
On July
5
, 2019, the Company entered into a term loan with a bank to refinance the existing term loan dated March 1, 2011. Four installments amounting to $1,500,000 were paid on January 12, 2019, on March 20, 2019, on April 12, 2019 and on June 20, 2019, respectively, relating to the existing term loan. The new term loan is $22,230,000 and will be repayable, with the first installment commencing three months after the drawdown, in twenty eight
 consecutive quarterly installments.
On August 6, 2019, the Company entered into a supplemental agreement with the bank to reduce the margin of an existing loan dated December 20, 2013 from 2.9% to 2.5%.
On August 7, 2019, the Company entered into a supplemental agreement with the bank to amend the repayment schedule of the existing loan dated March 24, 2014 and reduce the margin from 2.8% to 2.3%. The Company
p
repaid $3,000,000 being part of the outstanding balance of the term loan
.
The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 125% to 135%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance amounting to $1,589,768 representing a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance amounting to $12,065,222 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
Gross deferred finance charges amounting to $8,374,435 and $8,851,636 as of December 31, 2018 and December 31, 2019, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet as a direct deduction from the carrying amount of the related loan and credit facility net of accumulated amortization. For the years ended December 31, 2017, 2018 and 2019, the amortization of deferred financing charges amounted to $690,841, $858,582 and $885,191, respectively, and is included in interest and finance costs in the consolidated statements of operations.
The interest rates on the outstanding loans as of December 31, 2019 are based on
L
IBOR
plus a margin which varies from 2.15% to 3.00%. The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2017: 3.97%
Year ended December 31, 2018: 5.34%
Year ended December 31, 2019: 4.91%
Bank loan interest expense for the above loans for the years ended December 31, 2017, 2018 and 2019 amounted to $15,640,377, $22,150,386 and $19,999,902, respectively. Of these amounts, for the years ended December 31, 2017, 2018 and 2019, the amounts of $813,423, nil and $97,620, respectively, were capitalized as part of advances paid for vessels under construction. Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of operations.

At December 31, 2019, the Company was in compliance with all of its debt financial covenants.
The annual principal payments to be made, for the abovementioned loans, after December 31, 2019 are as follows:

December 31,	Amount
2020	41,421,346
2021	67,415,096
2022	87,184,402
2023	66,658,845
2024	26,275,286
Thereafter	79,274,328

Total	368,229,303